SENTINEL MID CAP VALUE FUND (Prospectus Summary): | SENTINEL MID CAP VALUE FUND
Sentinel Mid Cap Value Fund

The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated January 13, 2012

to the Prospectus dated March 30, 2011, as supplemented to date

In addition, effective at the close of business January 13, 2012, the Fund’s name will change to “Sentinel Mid Cap II Fund”.

The following changes to the Fund’s Prospectus will be effective at the close of business January 13, 2012:

All references to “Mid Cap Value Fund” will be changed to “Mid Cap II Fund” .

The Annual Fund Operating Expense table in the section of the Prospectus titled “Fund Summaries – Mid Cap II Fund – Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table :

Annual Fund Operating Expenses ( expenses that you pay each year as a percentage of the value of your investment )
Annual Fund Operating Expenses SENTINEL MID CAP VALUE FUND		CLASS A	CLASS C	CLASS I
Management Fee		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	none
Other Expenses		0.44%	0.40%	0.19%
Total Annual Fund Operating Expenses		1.49%	2.15%	0.94%
Fee Waiver and/or Expense Reimbursement	[1]	none	none	none
Total Annual Operating Expense After Fee Waiver and/or Expense Reimbursement	[1]	1.49%	2.15%	0.94%
[1]	The Fund’s investment adviser has agreed, effective January 14, 2012, to waive advisory fees paid by the Fund to the extent necessary to prevent the total operating expense ratio of the Fund’s Class A shares, on an annualized basis, from exceeding the total operating expense ratio of the Class A shares of the Sentinel Mid Cap Fund.No fees would have been waived or reimbursed under this agreement based on the Fund’s fiscal year 2010 operating expenses; fees may be waived or reimbursed in the future based on the Fund’s then-current operating expense ratio as compared to the Sentinel Mid Cap Fund.This agreement will terminate on March 30, 2013.This agreement may be terminated by a vote of the majority of the directors of the Fund, including the majority of the non-interested directors of the Fund.

The section of the Prospectus titled “Fund Summaries – Mid Cap II Fund – Principal Investment Strategies” is modified to read in its entirety as follows :

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in mid-capitalization companies. For this purpose, mid-capitalization companies are companies that have, at the time of purchase, market capitalizations between $500 million and $25 billion. The Fund seeks to invest primarily in common stocks of mid-capitalization companies that Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Up to 25% of the Fund's assets may be invested in securities within a single industry. For portfolio construction purposes, the Fund uses the Standard & Poor's MidCap 400 Index as a sector-weighting guide, generally using a plus or minus 25% weighting. The Fund attempts to be well-balanced across major economic sectors. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the market cap exceeds a specified threshold and/or if the holding size exceeds the portfolio managers' company or sector weighting guidelines. A stock may also be sold to meet redemptions.

The section of the Prospectus titled “Fund Summaries – Mid Cap II Fund – Principal Investment Risks” is modified to read in its entirety as follows :

Principal Investment Risks

You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

•     General Foreign Securities Risk . Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

•     Investment Style Risk. The Fund's primary investment style, "growth", "value", or "blend", may be out of favor at any particular time. The stocks of "growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of "value" companies may be undervalued by the market for long periods of time.

•     Sector Risk . Investments in a particular sector may trail returns from other economic sectors.

•     Stock Market and Selection Risk . The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

•     Stocks of Smaller Companies Risk . The stocks of small- and mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources and product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

The section of the Prospectus titled “Fund Summaries – Mid Cap II Fund – Performance” is modified as follows :

The following paragraph is added after the second paragraph in this section before the Annual Total Return for Class I Shares (%) as of December 31 bar chart:

“Effective at the close of business on January 13, 2012, the Fund changed its investment strategies and portfolio management team.  The performance information provided below relates to the Fund’s investment strategies as implemented by the Fund’s sub-adviser prior to the close of business January 13, 2012.”

In addition, the Average Annual Total Return (%) table is deleted and replaced in its entirety with the following:
For the periods ended December 31, 2010
Average Annual Total Returns SENTINEL MID CAP VALUE FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, 10 Years Secondary
CLASS A	Return Before Taxes: Class A	13.49%		2.42%		7.03%
CLASS C	Return Before Taxes: Class C	17.69%		2.75%		6.82%
CLASS I	Return Before Taxes: Class I	20.18%		4.00%		7.99%		8.60%	[1]
CLASS I After Taxes on Distributions	Return After Taxes on Distributions: Class I	19.83%		3.38%		7.88%	[1]
CLASS I After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares: Class I	13.58%	[2]	3.44%	[2]	7.52%	[2],[1]
Russell Midcap Index	Russell Midcap Index (Reflects no deduction for fees, expenses or taxes)	25.48%	[3]	4.66%	[3]	6.54%	[3]	8.96%	[1]
S&P MidCap 400 Index	S&P MidCap 400 Index (Reflects no deduction for fees, expenses or taxes)	26.64%	[4]	5.73%	[4]	7.16%	[4]	9.18%	[1]
Russell Midcap Value Index	Russell Midcap Value Index (Reflects no deduction for fees, expenses or taxes)	24.75%		4.08%		8.07%		9.52%	[1]
[1]	From October 12, 2001.
[2]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.
[3]	Effective at the close of business January 13, 2012, the Fund replaced its benchmark, the Russell Midcap Value Index, with a primary benchmark, the Russell Midcap Index, and a secondary benchmark, the S&P MidCap 400 Index, because the Fund believes these indices are more appropriate measures of the Fund’s current investment strategy.
[4]	The Standard and Poor’s MidCap 400 Index measures the performance of the mid-sized company segment of the U.S. stock market. The market value-weighted index is based on 400 stocks chosen on the basis of market capitalization, liquidity and industry group representation. The Fund compares its performance to this index because Fund management believes it is an appropriate alternative measure of the Fund’s investment strategy.